Exhibit 99.1

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

Collection Period Start	1-Apr-20	Distribution Date	15-May-20
Collection Period End	30-Apr-20	30/360 Days	30
Beg. of Interest Period	15-Apr-20	Actual/360 Days	30
End of Interest Period	15-May-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,615,410.40	509,223,671.68	489,221,748.47	0.5414048
Total Securities		903,615,410.40	509,223,671.68	489,221,748.47	0.5414048
Class A-1 Notes	2.481600%	99,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	3.030000%	240,000,000.00	14,939,627.64	0.00	0.0000000
Class A-2b Notes	0.964000%	75,000,000.00	4,668,633.64	0.00	0.0000000
Class A-3 Notes	3.250000%	261,000,000.00	261,000,000.00	260,606,338.07	0.9984917
Class A-4 Notes	3.350000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	153,615,410.40	153,615,410.40	153,615,410.40	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	14,939,627.64	37,722.56	62.2484485	0.1571773
Class A-2b Notes	4,668,633.64	3,750.47	62.2484485	0.0500063
Class A-3 Notes	393,661.93	706,875.00	1.5082833	2.7083333
Class A-4 Notes	0.00	209,375.00	0.0000000	2.7916667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	20,001,923.21	957,723.03

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					7,286,530.26
Monthly Interest					3,200,872.86

Total Monthly Payments					10,487,403.12
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					271,979.26
Aggregate Sales Proceeds Advance					6,987,717.72

Total Advances					7,259,696.98
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					10,510,790.86
Excess Wear and Tear and Excess Mileage					146,778.49
Remaining Payoffs					0.00
Net Insurance Proceeds					333,184.44
Residual Value Surplus					72,648.42

Total Collections					28,810,502.31

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		3,558,909.00			290
Involuntary Repossession		31,765.00			2
Voluntary Repossession		19,692.00			2
Full Termination		2,815,943.00			224
Bankruptcty		21,926.00			2
Insurance Payoff			326,371.32		19
Customer Payoff				159,142.47	9
Grounding Dealer Payoff				2,685,499.06	151
Dealer Purchase				680,050.26	31

Total		6,448,235.00	326,371.32	3,524,691.79	730

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,143	616,672,391.15	7.00000%	509,223,671.68
Total Depreciation Received		(9,783,701.30)		(7,836,806.72)
Principal Amount of Gross Losses	(30)	(555,866.37)		(464,392.66)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(282)	(5,464,770.18)		(4,472,910.83)
Scheduled Terminations	(464)	(8,586,318.71)		(7,227,813.00)

Pool Balance - End of Period	29,367	592,281,734.59		489,221,748.47
Remaining Pool Balance
Lease Payment				91,290,151.60
Residual Value				397,931,596.87

Total				489,221,748.47

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	28,810,502.31
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	28,810,502.31
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	276,134.82
3. Reimbursement of Sales Proceeds Advance	5,246,803.08
4. Servicing Fee:
Servicing Fee Due	424,353.06
Servicing Fee Paid	424,353.06
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	5,947,290.96
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	37,722.56
Class A-2a Notes Monthly Interest Paid	37,722.56
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	3,750.47
Class A-2b Notes Monthly Interest Paid	3,750.47
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	706,875.00
Class A-3 Notes Monthly Interest Paid	706,875.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	209,375.00
Class A-4 Notes Monthly Interest Paid	209,375.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	957,723.03
Total Note and Certificate Monthly Interest Paid	957,723.03
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	21,905,488.32
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	20,001,923.21
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	20,001,923.21
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	1,903,565.11

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,518,077.05
Required Reserve Account Amount			4,518,077.05
Beginning Reserve Account Balance			4,518,077.05
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			4,518,077.05
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			1,903,565.11
Gross Reserve Account Balance			6,421,642.16
Remaining Available Collections Released to Seller			1,903,565.11
Total Ending Reserve Account Balance			4,518,077.05

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.95
Monthly Prepayment Speed			-114%
Lifetime Prepayment Speed			65%

		$	units
Recoveries of Defaulted and Casualty Receivables		452,810.91
Securitization Value of Defaulted Receivables and Casualty Receivables		464,392.66	30
Aggregate Defaulted and Casualty Gain (Loss)		(11,581.75)
Pool Balance at Beginning of Collection Period		509,223,671.68
Net Loss Ratio
Current Collection Period		-0.0023%
Preceding Collection Period		-0.0068%
Second Preceding Collection Period		0.0054%
Third Preceding Collection Period		-0.0198%
Cumulative Net Losses for all Periods		0.1993%	1,800,979.44

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.53%	2,702,121.45	167
61-90 Days Delinquent	0.20%	999,689.97	62
91-120 Days Delinquent	0.06%	299,889.31	21
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.79%	4,001,700.73	250

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.26%	0.28%
Preceding Collection Period		0.20%	0.20%
Second Preceding Collection Period		0.18%	0.19%
Third Preceding Collection Period		0.29%	0.29%
60 Day Delinquent Receivables		1,875,788.46
Delinquency Percentage		0.37%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		6,374,852.00	514
Securitization Value		7,262,042.68	514

Aggregate Residual Value Surplus (Loss)		(887,190.68)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		120,670,678.95	7,930
Cumulative Securitization Value		123,044,413.40	7,930

Cumulative Residual Value Surplus (Loss)		(2,373,734.45)

Book Amount of Extensions		21,410,345.33
Number of Extensions		1,006

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			18,876,151.59
Reimbursement of Outstanding Advance			5,246,803.08
Additional Advances for current period			6,987,717.72

Ending Balance of Residual Advance			20,617,066.23

Beginning Balance of Payment Advance			633,095.90
Reimbursement of Outstanding Payment Advance			276,134.82
Additional Payment Advances for current period			271,979.26

Ending Balance of Payment Advance			628,940.34

NISSAN AUTO LEASE TRUST 2018-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO